Note 18 - Parent Company Only Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Gain (Loss) on Sale of Business (in Dollars)	$ 580
Equity Method Investment, Ownership Percentage	2.25%